CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' DEFICIT (Unaudited) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2020		$ 4,840,000	$ (29,566,000)	$ (24,726,000)
Beginning balance, shares at Dec. 31, 2020
Contribution from Parent		673,000		673,000
Net loss			(298,000)	(298,000)
Ending balance, value at Mar. 31, 2021		5,513,000	(29,864,000)	(24,351,000)
Ending balance, shares at Mar. 31, 2021
Contribution from Parent		1,161,000		1,161,000
Net loss			34,000	34,000
Ending balance, value at Jun. 30, 2021		6,674,000	(29,830,000)	(23,156,000)
Ending balance, shares at Jun. 30, 2021
Contribution from Parent		1,076,000		1,076,000
Net loss			(496,000)	(496,000)
Ending balance, value at Sep. 30, 2021		7,750,000	(30,326,000)	(22,576,000)
Ending balance, shares at Sep. 30, 2021
Contribution from Parent		1,633,000		1,633,000
Net loss			(1,067,000)	(1,067,000)
Ending balance, value at Dec. 31, 2021		9,383,000	(31,393,000)	(22,010,000)
Ending balance, shares at Dec. 31, 2021
Contribution from Parent		1,010,000		1,010,000
Net loss			(933,000)	(933,000)
Ending balance, value at Mar. 31, 2022		10,393,000	(32,326,000)	(21,933,000)
Ending balance, shares at Mar. 31, 2022
Contribution from Parent		1,250,000		1,250,000
Net loss			(1,004,000)	(1,004,000)
Ending balance, value at Jun. 30, 2022		11,643,000	(33,330,000)	(21,687,000)
Ending balance, shares at Jun. 30, 2022
Contribution from Parent		409,000		409,000
Common stock issued upon conversion of promissory notes	$ 162,000			162,000
Common stock assumed upon acquisition of net assets, shares	161,704,695
Net loss			(486,000)	(486,000)
Ending balance, value at Sep. 30, 2022	$ 162,000	12,052,000	(33,816,000)	(21,602,000)
Ending balance, shares at Sep. 30, 2022	161,704,695
Contribution from Parent		540,000		540,000
Common stock issued upon conversion of promissory notes	$ 11,000	99,000		110,000
Common stock assumed upon acquisition of net assets, shares	10,990,142
Preferred dividends			(639,000)	(639,000)
Net loss			(1,797,000)	(1,797,000)
Ending balance, value at Dec. 31, 2022	$ 173,000	12,691,000	(36,252,000)	(23,388,000)
Ending balance, shares at Dec. 31, 2022	172,694,837
Contribution from Parent		730,000		730,000
Preferred dividends			(500,000)	(500,000)
Net loss			(1,011,000)	(1,011,000)
Ending balance, value at Mar. 31, 2023	$ 173,000	$ 13,421,000	$ (37,763,000)	$ (24,169,000)
Ending balance, shares at Mar. 31, 2023	172,694,837